Stockholders’ Equity (Details) - Schedule of fair value of options granted - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Minimum [Member]
Stockholders’ Equity (Details) - Schedule of fair value of options granted [Line Items]
Exercise price (in Dollars per share)	$ 2.55
Term (years)	5 years	5 years 10 days
Expected stock price volatility	114.50%	112.20%
Risk-free rate of interest	2.90%	0.37%
Maximum [Member]
Stockholders’ Equity (Details) - Schedule of fair value of options granted [Line Items]
Exercise price (in Dollars per share)	$ 6.45
Term (years)	10 years	6 years 11 months 23 days
Expected stock price volatility	121.20%	115.20%
Risk-free rate of interest	3.10%	1.76%